Commitments and Contingencies (Details) - Schedule of Contractual Obligations	Sep. 30, 2023 HKD ($)
Schedule of Contractual Obligations [Line Items]
Operating lease payment – short-term leases	$ 521,065
Operating lease payment – leases with lease term of more than 12 months	271,200
Non-cancellable purchase contracts	9,296,574
Total	10,088,839
Within one year [Member]
Schedule of Contractual Obligations [Line Items]
Operating lease payment – short-term leases	521,065
Operating lease payment – leases with lease term of more than 12 months	209,600
Non-cancellable purchase contracts	9,296,574
Total	10,027,239
Within 1-2 years [Member]
Schedule of Contractual Obligations [Line Items]
Operating lease payment – short-term leases
Operating lease payment – leases with lease term of more than 12 months	61,600
Non-cancellable purchase contracts
Total	$ 61,600